Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts, accounts receivable and other	$ 3,065	$ 3,246
Allowance for doubtful accounts, Accrued straight-line rents	369	849
Operating Partnership, Noncontrolling interests, redemption value	$ 38,113	$ 16,122
Series A Preferred stock, par value	$ 25	$ 25
Series A Preferred stock, shares authorized	50,000,000	50,000,000
Series A Preferred stock, shares issued	4,600,000	4,600,000
Series A Preferred stock, none outstanding	0	0
Common Shares Par Value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	50,321,000	50,321,000
Common stock, shares outstanding	49,922,000	49,922,000